Goodwill (Details Narrative) - CNY (¥) ¥ in Thousands	Oct. 26, 2017	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Goodwill	¥ 84,600	¥ 84,609	¥ 84,609
Fanhua Group [Member]
Restructuring Cost and Reserve [Line Items]
Total consideration	225,400
Cash consideration	95,400
Convertible loans	¥ 130,000